Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Commitments and Contingencies

25.	Commitments and Contingencies

25.1	For purposes of the Dutch government, the Company heads a fiscal unity. The Company is therefore liable for the tax obligations of the fiscal unity for the Dutch entities as a whole.

25.2

From time to time, the Company may become involved in various claims and actions for matters arising out of its business operations. However, we are not currently a party to any such claims or actions and there is currently no litigation or threatened litigation involving the Company and the Company does not expect the outcome of any such matter to have a material adverse effect on the consolidated financial statements of the Company.